OTHER PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Oct. 31, 2025
Payables and Accruals [Abstract]
Schedule of other payable and accrued liabilities

	October 31, 2025	October 31, 2024

Salaries payable	$6,113	–